Earnings per share - Computation of basic and diluted earnings per share (Details) - American Depositary Shares shares in Thousands	12 Months Ended
	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 ¥ / shares shares
Earnings/(loss) per share - ADS:
Weighted average number of ordinary share outstanding- basic	98,630	98,630	119,370	153,790
Weighted average number of ordinary share outstanding- diluted	103,420	103,420	124,290	158,730
Earnings per share - basic | (per share)	¥ 4.37	$ 0.63	¥ 0.5	¥ 0.18
Earnings per share - diluted | (per share)	¥ 4.25	$ 0.61	¥ 0.49	¥ 0.18